RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Aug. 21, 2014	Mar. 31, 2015	Dec. 31, 2014
Restricted Stock [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Restricted stock non-vested at beginning of period		168,750	0
Restricted stock granted	346,875	0	346,875
Restricted stock vested		(168,750)	(178,125)
Restricted stock forfeited		0	0
Restricted stock non-vested at end of period		0	168,750
Restricted stock non-vested at beginning of period		$ 10.40	$ 0
Restricted stock granted		$ 0	$ 10.40
Restricted stock vested		$ 10.40	$ 10.40
Restricted stock forfeited		$ 0	$ 0
Restricted stock non-vested at end of period		$ 0	$ 10.40
Restricted Stock Units (RSUs) [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Restricted stock non-vested at beginning of period		199,584	0
Restricted stock granted	121,875	177,633	422,980
Restricted stock vested		(135,135)	(223,396)
Restricted stock forfeited		0	0
Restricted stock non-vested at end of period		242,082	199,584
Restricted stock non-vested at beginning of period		$ 10.70	$ 0
Restricted stock granted			$ 10.84
Restricted stock vested			$ 11.19
Restricted stock forfeited		$ 0	$ 0
Restricted stock non-vested at end of period			$ 10.70
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Restricted stock granted		$ 1.88
Restricted stock vested		$ 1.88
Restricted stock non-vested at end of period		$ 1.88
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Restricted stock granted		$ 6.70
Restricted stock vested		$ 6.70
Restricted stock non-vested at end of period		$ 11.00